Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Cash Flows (Details) - USD ($) $ in Thousands					5 Months Ended	12 Months Ended
	Dec. 21, 2016	Dec. 13, 2016	Nov. 23, 2016	Aug. 10, 2016	Jun. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Cash Flows [Abstract]
Net cash (used in) / provided by operating activities						$ 5,723	$ 2,782	$ (15,339)
Cash flows used in investing activities [Abstract]
Net cash used in investing activities						(8,827)	(32,992)	(40,779)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock	$ 1,775	$ 13,081	$ 3,210	$ 4,080	$ 2,597
Proceeds from convertible notes						0	9,000	9,400
Proceeds from related party debt						2,000	16,200	12,800
Repayments of related party debt						0	0	(6,900)
Net cash (used in) / provided by financing activities						(491)	25,341	68,672
Net (decrease) / increase in cash and cash equivalents and restricted cash						(3,595)	(4,869)	12,554
Cash and cash equivalents and restricted cash at beginning of period						11,039	15,908	3,354
Cash and cash equivalents and restricted cash at end of period						7,444	11,039	15,908
Cash paid during the period for [Abstract]
Interest						18,504	14,661	7,973
Noncash financing activities [Abstract]
Shares issued in connection with financing						1,541	0	0
Conversion of related party debt into convertible note						0	(4,750)	0
Seanergy Maritime Holdings Corp. [Member]
Statements of Cash Flows [Abstract]
Net cash (used in) / provided by operating activities						(5,609)	6,314	(2,441)
Cash flows used in investing activities [Abstract]
Investments in subsidiaries						2,413	(40,972)	(28,734)
Net cash used in investing activities						2,413	(40,972)	(28,734)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock						0	2,637	22,606
Proceeds from convertible notes						0	9,000	9,400
Proceeds from related party debt						2,000	16,200	12,800
Repayments of related party debt						0	0	(6,900)
Repayments of convertible notes						0	0	0
Net cash (used in) / provided by financing activities						2,000	27,837	37,906
Net (decrease) / increase in cash and cash equivalents and restricted cash						(1,196)	(6,821)	6,731
Cash and cash equivalents and restricted cash at beginning of period						2,038	8,859	2,128
Cash and cash equivalents and restricted cash at end of period						842	2,038	8,859
Cash paid during the period for [Abstract]
Interest						3,648	2,773	1,176
Noncash financing activities [Abstract]
Shares issued in connection with financing						1,541	0	0
Conversion of related party debt into convertible note						$ 0	$ (4,750)	$ 0